STATEMENT OF INVESTMENTS
January 31, 2023 (Unaudited)

Description Shares Value ($)
Common Stocks – 98.5%
Banks – 4.7%
First Republic Bank 971 136,794
JPMorgan Chase & Co. 1,801 252,068
388,862
Capital Goods – 5.6%
Ingersoll Rand, Inc. 4,301 240,856
Trane Technologies PLC 1,237 221,571
462,427
Consumer Durables & Apparel – 3.0%
NIKE, Inc., Class B 1,963 249,949
Diversified Financials – 2.5%
Goldman Sachs Group, Inc. (The) 566 207,048
Food & Staples Retailing – 2.7%
Costco Wholesale Corp. 441 225,413
Food, Beverage & Tobacco – 4.8%
Darling Ingredients, Inc.
(a)
2,188 145,042
PepsiCo, Inc. 1,476 252,426
397,468
Health Care Equipment & Services – 8.8%
Cooper Cos., Inc. (The) 644 224,711
Danaher Corp. 558 147,524
Edwards Lifesciences Corp.
(a)
1,986 152,326
Medtronic PLC 2,431 203,451
728,012
Insurance – 4.7%
Chubb Ltd. 858 195,187
Progressive Corp. (The) 1,446 197,162
392,349
Materials – 4.8%
Albemarle Corp. 656 184,631
CF Industries Holdings, Inc. 1,349 114,261
Ecolab, Inc. 623 96,459
395,351
Media & Entertainment – 3.9%
Alphabet, Inc., Class A
(a)
3,299 326,073
Pharmaceuticals, Biotechnology & Life Sciences – 6.3%
AbbVie, Inc. 1,215 179,516
Eli Lilly & Co. 660 227,139
Merck & Co., Inc. 1,089 116,970
523,625

STATEMENT OF INVESTMENTS
(continued)

See Notes to Statement of Investments
Description Shares Value ($)
Common Stocks – 98.5% (continued)
Retailing – 4.4%
Amazon.com, Inc.
(a)
3,503 361,264
Semiconductors & Semiconductor Equipment – 4.7%
Applied Materials, Inc. 794 88,523
SolarEdge Technologies, Inc.
(a)
401 127,971
Texas Instruments, Inc. 994 176,147
392,641
Software & Services – 19.0%
Accenture PLC, Class A 736 205,381
Fidelity National Information Services, Inc. 1,984 148,879
Intuit, Inc. 547 231,200
Mastercard, Inc., Class A 802 297,221
Microsoft Corp. 2,253 558,316
Salesforce, Inc.
(a)
809 135,888
1,576,885
Technology Hardware & Equipment – 8.4%
Apple, Inc. 3,855 556,238
TE Connectivity Ltd. 1,101 139,992
696,230
Telecommunication Services – 2.2%
Verizon Communications, Inc. 4,475 186,026
Transportation – 2.0%
Norfolk Southern Corp. 676 166,168
Utilities – 6.0%
CMS Energy Corp. 2,467 155,890
Eversource Energy 1,971 162,272
NextEra Energy, Inc. 2,440 182,097
500,259
Total Common Stocks (cost $9,432,824) 8,176,050
Investment Companies – 1.5%
Registered Investment Companies – 1.5%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 4.30%
(b)(c)
(cost $124,117) 124,117 124,117
Total Investments (cost $9,556,941) 100.0% 8,300,167
Cash and Receivables (Net) 0.0% 3,700
Net Assets 100.0% 8,303,867
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of January 31, 2023.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Sustainable US Equity ETF (the
“fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of January 31, 2023 in valuing the fund’s investments:

Fair Value Measurements
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At January 31, 2023, accumulated net unrealized depreciation on investments was
$1,256,774, consisting of gross appreciation of $227,188 and gross depreciation of
$1,483,962.
At January 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 8,176,050 — — 8,176,050
Investment Companies 124,117 — — 124,117
†
See Statement of Investments for additional detailed categorizations, if any.